Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	15,127,662
Proposed Maximum Offering Price per Unit	2.341
Maximum Aggregate Offering Price	$ 35,413,856.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,890.65
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. 1(b) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $2.341, the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on September 16, 2026. 1(c) Represents (i) 2,516,786 shares of Common Stock issuable upon conversion of Series A Convertible Preferred Stock held by the selling stockholders, (ii) 161,313 shares of Common Stock issuable upon exercise of warrants held by the selling stockholders, and (iii) 12,449,563 additional shares of Common Stock that the registrant agreed to register pursuant to the Preferred Stock Registration Rights Agreement dated March 30, 2026 by and among the registrant and the selling stockholders.